COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets with Finance Lease Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Total book value	$ 615	$ 656
Vessels under finance lease, net
Other Commitments [Line Items]
Total book value	$ 615	$ 656